Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Detail) - Crude oil and natural gas [Member] - MMBbls
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,685.5	9,601.1	10,430.0
Transfers by loss of control	(106.5)
Revisions of previous estimates	465.2	666.6	119.8
Extensions and discoveries	343.6	82.5	103.2
Improved Recovery	258.8	246.7
Sales of reserves	(282.4)		(151.9)
Purchases of reserves			16.3
Production for the year	(854.0)	(911.4)	(916.2)
Ending balance	9,510.1	9,685.5	9,601.1
Consolidated Entities [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,528.8	9,462.0	10,142.1
Revisions of previous estimates	465.6	635.7	100.2
Extensions and discoveries	331.3	75.4	103.2
Improved Recovery	258.8	246.7
Sales of reserves	(282.4)
Production for the year	(834.9)	(891.0)	(883.4)
Ending balance	9,467.1	9,528.8	9,462.0
Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	149.3	130.8	279.4
Transfers by loss of control	(106.5)
Revisions of previous estimates		30.7	18.6
Extensions and discoveries	12.3	7.1
Sales of reserves			(151.9)
Purchases of reserves			16.3
Production for the year	(17.9)	(19.3)	(31.6)
Ending balance	37.2	149.3	130.8
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	27.9	19.8	165.7
Revisions of previous estimates		3.5	3.9
Extensions and discoveries	12.3	7.1
Sales of reserves			(151.9)
Purchases of reserves			16.3
Production for the year	(3.0)	(2.6)	(14.2)
Ending balance	37.2	27.9	19.8
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	121.5	111.0	113.7
Transfers by loss of control	(106.5)
Revisions of previous estimates		27.2	14.7
Production for the year	(15.0)	(16.7)	(17.4)
Ending balance		121.5	111.0
Consolidated Entities [member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	7.4	8.3	8.5
Revisions of previous estimates	(0.4)	0.2	1.0
Production for the year	(1.2)	(1.2)	(1.2)
Ending balance	5.8	7.4	8.3
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	66.3	71.1	86.0
Transfers by loss of control	106.5
Revisions of previous estimates	8.2	3.5	11.2
Sales of reserves	(85.4)		(16.9)
Purchases of reserves	9.1
Production for the year	(8.6)	(8.3)	(9.2)
Ending balance	96.1	66.3	71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	66.3	71.1	86.0
Transfers by loss of control	106.5
Revisions of previous estimates	8.2	3.5	11.2
Sales of reserves	(85.4)		(16.9)
Purchases of reserves	9.1
Production for the year	(8.6)	(8.3)	(9.2)
Ending balance	96.1	66.3	71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		0.0	17.4
Sales of reserves			(16.9)
Production for the year			(0.5)
Ending balance			0.0
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Transfers by loss of control	106.5
Revisions of previous estimates	(1.4)
Sales of reserves	(85.4)
Purchases of reserves	9.1
Production for the year	(0.5)
Ending balance	28.4
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	66.3	71.1	68.6
Revisions of previous estimates	9.6	3.5	11.2
Production for the year	(8.1)	(8.3)	(8.7)
Ending balance	67.7	66.3	71.1
Consolidated And Equity Method Investees [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,751.7	9,672.2	10,516.0
Revisions of previous estimates	473.3	670.1	131.0
Extensions and discoveries	343.6	82.5	103.2
Improved Recovery	258.8	246.7
Sales of reserves	(367.8)		(168.8)
Purchases of reserves	9.1		16.3
Production for the year	(862.6)	(919.8)	(925.4)
Ending balance	9,606.2	9,751.7	9,672.2
Consolidated And Equity Method Investees [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,528.8	9,462.0	10,142.1
Revisions of previous estimates	465.6	635.7	100.2
Extensions and discoveries	331.3	75.4	103.2
Improved Recovery	258.8	246.7
Sales of reserves	(282.4)
Production for the year	(834.9)	(891.0)	(883.4)
Ending balance	9,467.1	9,528.8	9,462.0
Consolidated And Equity Method Investees [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	215.6	201.8	365.4
Revisions of previous estimates	8.2	34.3	29.8
Extensions and discoveries	12.3	7.1
Sales of reserves	(85.4)		(168.8)
Purchases of reserves	9.1		16.3
Production for the year	(26.5)	(27.7)	(40.8)
Ending balance	133.3	215.6	201.8
Consolidated And Equity Method Investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	27.9	19.8	183.1
Revisions of previous estimates		3.5	3.9
Extensions and discoveries	12.3	7.1
Sales of reserves			(168.8)
Purchases of reserves			16.3
Production for the year	(3.0)	(2.6)	(14.7)
Ending balance	37.2	27.9	19.8
Consolidated And Equity Method Investees [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	121.5	111.0	113.7
Revisions of previous estimates	(1.4)	27.2	14.7
Sales of reserves	(85.4)
Purchases of reserves	9.1
Production for the year	(15.4)	(16.7)	(17.4)
Ending balance	28.4	121.5	111.0
Consolidated And Equity Method Investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	66.3	71.1	68.6
Revisions of previous estimates	9.6	3.5	11.2
Production for the year	(8.1)	(8.3)	(8.7)
Ending balance	67.7	66.3	71.1
Consolidated And Equity Method Investees [member] | Synthetic oil equivalent [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	7.4	8.3	8.5
Revisions of previous estimates	(0.4)	0.2	1.0
Production for the year	(1.2)	(1.2)	(1.2)
Ending balance	5.8	7.4	8.3